Net fee and commission income	6 Months Ended
Jun. 30, 2022
Net fee and commission income [abstract]
Net fee and commission income
12

Net fee and commission income
Net fee and commission income
1 January to 30 June
in EUR million 2022 2021 1
Fee and commission income
Payment Services 906 793
Securities business 376 438
Insurance and other broking 389 405
Portfolio management 303 290
Lending business 257 161
Financial guarantees and other commitments 250 217
Other 119 135
Total fee

and commission income
2,600 2,439
Fee and commission expenses
Payment Services 291 263
Securities business 86 78
Distribution of products (Externally) 317 296
Other 85 92
Total fee

and commission expenses
779 729
Net fee and commission income 1,822 1,710
1 ING Group changed the presentation of net fee and commission income in the course of 2021 to better align with internal management and monitoring. Comparative figures for the prior period have been updated accordingly.

The reclassifications do not affect the total
amount of Net Fee and Commission Income.
All of ING’s net fee and commission income are

in scope of IFRS 15 ‘Revenue from Contracts with Customers’.
Reference is made to Note 18 ‘Segments’ which includes net fee and commission income, as reported to the
Executive Board and the Management Board Banking, disaggregated by line of business and by geographical
segment.